OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2014
OTHER PAYABLES AND ACCRUALS [Abstract]
Components of Other Payables and Accruals
	2013	2014
Accrued expenses for utilities, rental expenses and others	142,205	154,828
Accruals for customer reward program	21,811	33,547
Accruals for professional service fees	13,337	10,563
Accrued agency fees	7,950	9,172
Others	43,578	47,350
Other unpaid and accruals-subtotal	228,881	255,460
Payables on construction cost of leasehold improvement	624,219	625,384
Deposit from franchised-and-managed hotels, current	46,035	41,880
Payables on repair and maintenance cost	14,379	19,679
Payables to employees for exercised options	22,672	18,318
Payables on the unpaid consideration related to the acquisitions	164,003	-
Others	40,334	37,592
Other payables-subtotal	911,642	742,853
Total	1,140,523	998,313